Other Charges - Components of Other Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Other Charges.
Acquisition-related costs	$ 2,560	$ 1,292	$ 1,694
Contingent consideration accretion and adjustments	2,804	5,070	(1,659)
Restructuring plans	77	66	2,300
Other non-operating expense, Total	$ 5,441	$ 6,428	$ 2,335